TYPE			13F-HR
PERIOD			12/31/03
FILER
CIK			0001107213
CCC			nodxp$4c
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  February 11, 2004
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	51
Form 13F Information Table Value Total:	$607,372

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109      786    23900 SH       SOLE                    23900
Acadia Realty Trust                             004239109    13330  1066400 SH       SOLE                  1066400
Agree Realty Corp                               008492100     4867   172100 SH       SOLE                   172100
Alexandria Real Estate Equitie                  015271109    11389   196700 SH       SOLE                   196700
American Financial Realty Trus                  02607P305     6811   399500 SH       SOLE                   399500
Apartment Investment and Manag                  03748R101    15573   451400 SH       SOLE                   451400
Ashford Hospitality Trust                       044103109     2925   311500 SH       SOLE                   311500
Avalon Bay Communities                          053484101    19099   399555 SH       SOLE                   399555
BRE Properties, Inc.                            05564E106    16860   504800 SH       SOLE                   504800
Boston Properties                               101121101    25071   520250 SH       SOLE                   520250
Brandywine Realty Trust                         105368203    14528   542700 SH       SOLE                   542700
Capital Automotive REIT                         139733109     6592   206000 SH       SOLE                   206000
Catellus Development Corp                       149113102    11566   479535 SH       SOLE                   479535
Chelsea Property Group                          163421100    15952   291050 SH       SOLE                   291050
Developers Diversified Realty                   251591103    11843   352800 SH       SOLE                   352800
Equity Office Properties Trust                  294741103    23126   807189 SH       SOLE                   807189
Equity Residential Properties                   29476L107    12469   422550 SH       SOLE                   422550
Essex Property Trust, Inc.                      297178105     6387    99450 SH       SOLE                    99450
Federal Realty Investment Trus                  313747206    11897   309900 SH       SOLE                   309900
First Potomac Realty Trust                      33610F109     5688   303500 SH       SOLE                   303500
General Growth Properties                       370021107    20904   753300 SH       SOLE                   753300
Health Care Property Trust                      421915109     2311    45500 SH       SOLE                    45500
Hersha Hospitality Trust                        427825104     7138   706700 SH       SOLE                   706700
Highland Hospitality Corp                       430141101     6218   570500 SH       SOLE                   570500
Hilton Hotels Corp                              432848109    15228   888950 SH       SOLE                   888950
Host Marriott Corp                              44107P104     7944   644800 SH       SOLE                   644800
Innkeepers USA Trust                            4576J0104     6494   775900 SH       SOLE                   775900
Kimco Realty Corp.                              49446R109    26208   585650 SH       SOLE                   585650
Liberty Property Trust                          531172104    18361   472000 SH       SOLE                   472000
Macerich Company                                554382101    22771   511700 SH       SOLE                   511700
Mack Cali Realty Corporation                    554489104    13094   314600 SH       SOLE                   314600
Mills Corp                                      601148109    12668   287900 SH       SOLE                   287900
Nationwide Health Properties                    638620104      586    30000 SH       SOLE                    30000
One Liberty Properties Inc.                     682406103     8722   437200 SH       SOLE                   437200
Pan Pacific Retail Pptys                        69806L104      686    14400 SH       SOLE                    14400
Pennsylvania REIT                               709102107    30557   841800 SH       SOLE                   841800
Post Properties, Inc.                           737464107      986    35300 SH       SOLE                    35300
Prologis Trust                                  743410102    24178   753459 SH       SOLE                   753459
Public Storage, Inc.                            74460D109     1571    36200 SH       SOLE                    36200
Reckson Associates                              75621K106    16818   692100 SH       SOLE                   692100
Regency Realty Corp.                            758849103      944    23700 SH       SOLE                    23700
SL Green Realty                                 78440X101      575    14000 SH       SOLE                    14000
Shurgard Storage Centers, Inc.                  82567D104    13723   364500 SH       SOLE                   364500
Simon Property Group, Inc.                      828806109     2340    50500 SH       SOLE                    50500
Starwood Hotels & Resorts Worl                  85590A203    24893   692050 SH       SOLE                   692050
Summit Properties, Inc.                         866239106    14052   585000 SH       SOLE                   585000
Trizec Properties Inc.                          89687P107    19735  1281500 SH       SOLE                  1281500
United Dominion Realty                          910197102    15049   783800 SH       SOLE                   783800
Ventas Inc.                                     92276F100    11207   509400 SH       SOLE                   509400
Vornado Realty Trust                            929042109    23408   427550 SH       SOLE                   427550
Weingarten Realty Investment T                  948741103     1242    28000 SH       SOLE                    28000